Lease liabilities (non-current and current) - Summary of non-current and current portion of the lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Non-current portion of the lease liabilities	€ 39,963	€ 47,400
Current portion of the lease liabilities	9,480	10,350
Lease liabilities recognised as at January 1, 2019	€ 49,443	€ 57,750	€ 62,327